INTANGIBLE ASSETS - Goodwill Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	$ 2,464.3	$ 1,173.2
Business combinations (Note 2)	35.8	1,316.8
Foreign currency exchange differences	163.2	(25.7)
Goodwill at the end of the period	2,663.3	2,464.3
Civil Aviation
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	1,046.8	789.2
Business combinations (Note 2)	25.6	283.4
Foreign currency exchange differences	53.2	(25.8)
Goodwill at the end of the period	1,125.6	1,046.8
Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	1,305.8	279.3
Business combinations (Note 2)	10.2	1,025.6
Foreign currency exchange differences	101.3	0.9
Goodwill at the end of the period	1,417.3	1,305.8
Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at the start of the period	111.7	104.7
Business combinations (Note 2)	0.0	7.8
Foreign currency exchange differences	8.7	(0.8)
Goodwill at the end of the period	$ 120.4	$ 111.7